COMMON STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of all common stock option activity
Outstanding shares, beginning	4,167,584	4,616,000
Options granted, shares	976,464	666,584
Options forfeited, shares	(790,620)
Options exercised, shares		(1,115,000)
Outstanding shares, ending	4,353,428	4,167,584
Exercisable shares	2,575,678	2,876,714
Outstanding weighted average exercise price, beginning	$ 0.62	$ 0.47
Options granted, weighted average exercise price	$ 0.84	$ 0.57
Options forfeited, weighted average exercise price	$ 0.27
Options exercised, weighted average exercise price		$ 0.55
Outstanding weighted average exercise price, ending	$ 0.66	$ 0.62
Exercisable, weighted average exercise price	$ 0.66	$ 0.58